Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, and Classification of Depreciation

	December 31, 2023
	Cost $	Accumulated depreciation and impairment $	Net book value $
Leasehold improvements(1)	142	107	35
Computer equipment	37	24	13
Furniture and equipment	26	25	1
	205	156	49
(1) $12 of leasehold improvements were impaired and disposed of in the year ended December 31, 2023. See note 11 for details.

	December 31, 2022
	Cost $	Accumulated depreciation and impairment $	Net book value $
Leasehold improvements(1)	182	104	78
Computer equipment	40	17	23
Fulfillment equipment	19	—	19
Fulfillment robots	15	9	6
Furniture and equipment	28	23	5
	284	153	131
(1) Included are $4 of leasehold improvements that were impaired and disposed of in the year ended December 31, 2022. See Note 11 for details.
The following table illustrates the classification of depreciation in the consolidated statement of operations and comprehensive income (loss):

	Years ended
	December 31, 2023 $	December 31, 2022 $
Cost of revenues	3	4
Sales and marketing	7	8
Research and development	13	18
General and administrative	5	6
	28	36